Shareholders' equity and capital stock (Details 3) (CAD)	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Exercise price	1.32	1.79	1.79	1.65
Number of options, Outstanding	8,511,722	6,413,902	5,665,568	8,361,452
Weighted- average remaining contractual life (years), Outstanding	3 years 2 months 12 days
Aggregate Intrinsic Value, Outstanding	63,553
Number of options, Exercisable	5,994,972
Weighted- average remaining contractual life (years), Exercisable	2 years 7 months 6 days
Aggregate Intrinsic Value, Exercisable	74,883
Stock Option Exercise Price Range One [Member]
Exercise price	1.65
Number of options, Outstanding	680,000
Weighted- average remaining contractual life (years), Outstanding	4 months 24 days
Aggregate Intrinsic Value, Outstanding	0
Number of options, Exercisable	680,000
Weighted- average remaining contractual life (years), Exercisable	4 months 24 days
Aggregate Intrinsic Value, Exercisable	0
Expiry	May 08, 2013
Stock Option Exercise Price Range Two [Member]
Exercise price	1.72
Number of options, Outstanding	25,000
Weighted- average remaining contractual life (years), Outstanding	7 months 6 days
Aggregate Intrinsic Value, Outstanding	0
Number of options, Exercisable	25,000
Weighted- average remaining contractual life (years), Exercisable	7 months 6 days
Aggregate Intrinsic Value, Exercisable	0
Expiry	Aug. 06, 2013
Stock Option Exercise Price Range Three [Member]
Exercise price	0.71
Number of options, Outstanding	437,268
Weighted- average remaining contractual life (years), Outstanding	1 year 1 month 6 days
Aggregate Intrinsic Value, Outstanding	52,472
Number of options, Exercisable	437,268
Weighted- average remaining contractual life (years), Exercisable	1 year 1 month 6 days
Aggregate Intrinsic Value, Exercisable	52,472
Expiry	Feb. 09, 2014
Stock Option Exercise Price Range Four [Member]
Exercise price	0.9
Number of options, Outstanding	813,028
Weighted- average remaining contractual life (years), Outstanding	1 year 8 months 12 days
Aggregate Intrinsic Value, Outstanding	0
Number of options, Exercisable	813,028
Weighted- average remaining contractual life (years), Exercisable	1 year 8 months 12 days
Aggregate Intrinsic Value, Exercisable	0
Expiry	Sep. 02, 2014
Stock Option Exercise Price Range Five [Member]
Exercise price	0.81
Number of options, Outstanding	554,074
Weighted- average remaining contractual life (years), Outstanding	2 years 2 months 12 days
Aggregate Intrinsic Value, Outstanding	11,081
Number of options, Exercisable	554,074
Weighted- average remaining contractual life (years), Exercisable	2 years 2 months 12 days
Aggregate Intrinsic Value, Exercisable	11,081
Expiry	Mar. 05, 2015
Stock Option Exercise Price Range Six [Member]
Exercise price	2.87
Number of options, Outstanding	1,318,293
Weighted- average remaining contractual life (years), Outstanding	3 years 1 month 6 days
Aggregate Intrinsic Value, Outstanding	0
Number of options, Exercisable	1,318,293
Weighted- average remaining contractual life (years), Exercisable	3 years 1 month 6 days
Aggregate Intrinsic Value, Exercisable	0
Expiry	Jan. 28, 2016
Stock Option Exercise Price Range Seven [Member]
Exercise price	1.57
Number of options, Outstanding	645,000
Weighted- average remaining contractual life (years), Outstanding	3 years 6 months
Aggregate Intrinsic Value, Outstanding	0
Number of options, Exercisable	490,200
Weighted- average remaining contractual life (years), Exercisable	3 years 6 months
Aggregate Intrinsic Value, Exercisable	0
Expiry	Jul. 07, 2016
Stock Option Exercise Price Range Eight [Member]
Exercise price	1.17
Number of options, Outstanding	784,109
Weighted- average remaining contractual life (years), Outstanding	3 years 8 months 12 days
Aggregate Intrinsic Value, Outstanding	0
Number of options, Exercisable	595,923
Weighted- average remaining contractual life (years), Exercisable	3 years 8 months 12 days
Aggregate Intrinsic Value, Exercisable	0
Expiry	Sep. 09, 2016
Stock Option Exercise Price Range Nine [Member]
Exercise price	1.16
Number of options, Outstanding	200,000
Weighted- average remaining contractual life (years), Outstanding	3 years 9 months 18 days
Aggregate Intrinsic Value, Outstanding	0
Number of options, Exercisable	152,000
Weighted- average remaining contractual life (years), Exercisable	3 years 9 months 18 days
Aggregate Intrinsic Value, Exercisable	0
Expiry	Oct. 24, 2016
Stock Option Exercise Price Range Ten [Member]
Exercise price	0.91
Number of options, Outstanding	1,136,368
Weighted- average remaining contractual life (years), Outstanding	4 years
Aggregate Intrinsic Value, Outstanding	0
Number of options, Exercisable	605,324
Weighted- average remaining contractual life (years), Exercisable	4 years
Aggregate Intrinsic Value, Exercisable	0
Expiry	Jan. 12, 2017
Stock Option Exercise Price Range Eleven [Member]
Exercise price	1.39
Number of options, Outstanding	200,000
Weighted- average remaining contractual life (years), Outstanding	4 years 1 month 6 days
Aggregate Intrinsic Value, Outstanding	0
Number of options, Exercisable	108,000
Weighted- average remaining contractual life (years), Exercisable	4 years 1 month 6 days
Aggregate Intrinsic Value, Exercisable	0
Expiry	Feb. 01, 2017
Stock Option Exercise Price Range Twelve [Member]
Exercise price	1.18
Number of options, Outstanding	100,000
Weighted- average remaining contractual life (years), Outstanding	4 years 2 months 12 days
Aggregate Intrinsic Value, Outstanding	0
Number of options, Exercisable	54,000
Weighted- average remaining contractual life (years), Exercisable	4 years 2 months 12 days
Aggregate Intrinsic Value, Exercisable	0
Expiry	Mar. 01, 2017
Stock Option Exercise Price Range Thirteen [Member]
Exercise price	0.76
Number of options, Outstanding	1,618,582
Weighted- average remaining contractual life (years), Outstanding	4 years 10 months 24 days
Aggregate Intrinsic Value, Outstanding	0
Number of options, Exercisable	161,862
Weighted- average remaining contractual life (years), Exercisable	4 years 10 months 24 days
Aggregate Intrinsic Value, Exercisable	11,330
Expiry	Dec. 07, 2017